Leases - Future minimum lease payments for operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Leases
2019 (excluding the six and nine months ended June 30 and September 30, 2019)	$ 6,912	$ 13,789
2020	22,098	21,510
2021	18,041	17,788
2022	15,593	15,198
2023	14,099	13,786
Thereafter	35,824	36,054
Total operating lease payments	112,567	118,125
Less imputed interest	(18,917)	(20,974)
Total	$ 93,650	$ 97,151